Income taxes	12 Months Ended
Mar. 31, 2015
Income taxes

12.    Income taxes:

Total income taxes recognized for the fiscal years ended March 31, 2013, 2014 and 2015 are as follows:

	2013	2014	2015
	Millions of yen
Income from continuing operations	¥473,954	¥486,546	¥397,349
Other comprehensive income (loss) (Note 14)	51,350	98,130	50,100
Additional paid-in capital (Note 14)	—	—	(34,823)

Total income taxes	¥525,304	¥584,676	¥412,626

Substantially all of NTT Group’s income before income taxes and equity in earnings (losses) of affiliated companies for all periods presented and the related income tax expenses (benefits) are related to domestic operations. During the fiscal years ended March 31, 2013, and 2014, NTT and its domestic subsidiaries were subject to a National Corporate Tax of 28.05%, a Corporate Inhabitant Tax of approximately 5% and a deductible Corporate Enterprise Tax of approximately 8%, which in the aggregate resulted in a combined statutory income tax rate of approximately 38%. During the fiscal year ended March 31, 2015, NTT and its domestic subsidiaries were subject to a National Corporate Tax of 25.5%, a Corporate Inhabitant Tax of approximately 5% and a deductible Corporate Enterprise Tax of approximately 8%, which in the aggregate resulted in a combined statutory income tax rate of approximately 36%. The rate of the Corporate Inhabitant Tax and Corporate Enterprise Tax differs depending on the municipalities.

The “Act on the Partial Revision of the Income Tax Act” and other laws were enacted on March 20, 2014, changing, among other things, the tax rates for fiscal years beginning on or after April 1, 2014. Due to this change, the statutory tax rate applied to the calculation of the amount of deferred tax assets and liabilities in relation to the temporary differences anticipated to be resolved in the fiscal year ended March 31, 2015 was lowered from approximately 38% to approximately 36%. As a result, net deferred tax assets decreased by ¥12,583 million, whose effect is included in “Income tax expenses (benefit): Deferred” in the consolidated statements of income. Net income attributable to NTT decreased ¥9,595 million.

The “Act on the Partial Revision of the Income Tax Act” and other laws were enacted on March 31, 2015, changing, among other things, the tax rates for fiscal years beginning on or after April 1, 2015. Due to this change, the statutory tax rate applied to the calculation of the amount of deferred tax assets and liabilities in relation to the temporary differences anticipated to be resolved in the fiscal year ending March 31, 2016 and the fiscal years ending March 31, 2017 and thereafter were lowered from approximately 36% to approximately 33% and 32%, respectively. As a result, net deferred tax assets decreased by ¥54,357 million, whose effect is included in “Income tax expenses (benefit): Deferred” in the consolidated statements of income. Net income attributable to NTT decreased ¥47,841 million.

NTT files a consolidated tax return with its wholly owned subsidiaries for National Corporate Tax purposes. The realizable amounts of deferred tax assets related to National Corporate Tax are assessed on the basis of the projected future taxable income of NTT and its wholly owned subsidiaries. As of March 31, 2015, NTT had 78 wholly owned subsidiaries in Japan, including NTT East, NTT West and NTT Communications.

Reconciliations of the difference between the actual effective income tax rate of NTT Group and the statutory tax rate are as follows:

	Percent of income before income taxes and equity in earnings of affiliated companies
	2013	2014	2015
Statutory tax rate	37.98%	37.98%	35.60%
Expenses not deductible for tax purposes	1.04	0.15	0.25
Tax credits	(1.62)	(1.40)	(4.54)
Net change in valuation allowance	0.95	(0.36)	1.26
Effect of changes in the enacted tax rates	0.77	1.45	5.19
Equity in earnings (losses) of affiliated companies	(0.63)	(1.57)	0.11
Other	1.08	1.34	(0.62)

Effective tax rate	39.57%	37.59%	37.25%

Significant components of deferred tax assets and liabilities at March 31, 2014 and 2015 are as follows:

	2014	2015
	Millions of yen
Deferred tax assets:
Liability for employees’ retirement benefits	¥474,772	¥458,453
Accrued enterprise tax	18,241	12,954
Property, plant and equipment and intangible assets	381,764	349,013
Compensated absences	87,973	82,257
Accrued bonus	37,494	34,933
Unamortized purchases of leased assets	7,644	6,708
Operating loss carryforwards	197,012	201,211
Accrued liabilities for loyalty programs	61,818	45,477
Deferred revenues regarding Nikagetsu Kurikoshi	13,000	10,723
Investments in affiliates	106,989	102,848
Other	165,939	186,501

Total gross deferred tax assets	1,552,646	1,491,078
Less—Valuation allowance	(259,921)	(265,950)

Total deferred tax assets	1,292,725	1,225,128

Deferred tax liabilities:
Unrealized gains on securities	(34,431)	(64,773)
Investment in subsidiary, principally arising upon issuance of stock	(300,554)	(226,474)
Property, plant and equipment and intangible assets	(216,869)	(202,264)
Investments in affiliates	(58,331)	(59,687)
Other	(39,145)	(64,483)

Total gross deferred tax liabilities	(649,330)	(617,681)

Net deferred tax assets	¥643,395	¥607,447

The valuation allowance at March 31, 2014 and 2015 mainly related to deferred tax assets of NTT and certain subsidiaries with operating loss carryforwards for tax purposes that are not expected to be realized. The net change in the total valuation allowance for the year ended March 31, 2013 was an increase of ¥11,535 million, for the year ended March 31, 2014 was an increase of ¥6,228 million, and for the year ended March 31, 2015 was an increase of ¥6,029 million.

The change in estimates of the subsequent realization of deferred tax assets for the year ended March 31, 2013 was ¥6,534 million decrease as a result of changes in estimates of the realizability of deferred tax assets. The change in the valuation allowance for the year ended March 31, 2014 included the impact of a ¥17,937 million decrease mainly as a result of a change in the estimate of the realizability of NTT America’s deferred tax assets in connection with its acquisitions. The change in the valuation allowance for the fiscal year ended March 31, 2015 included the impact of a ¥13,362 million decrease as a result of changes in estimates of the realizability of deferred tax assets.

Realization of the deferred tax assets depends upon the generation of future taxable income during the periods in which those temporary differences become deductible and loss carryforwards are utilizable. Management considers the projected future taxable income, tax-planning strategies and scheduled reversal of deferred tax liabilities in making this assessment. Realization of the deferred tax assets is substantially dependent upon continued profitability and NTT anticipates that it will continue to generate substantial income. Although realization is not assured, management believes it is more likely than not that all of the deferred tax assets, less valuation allowance, will be realized. The amount of such net assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

Net deferred tax assets at March 31, 2014 and 2015 are included in the consolidated balance sheets as follows:

	2014	2015
	Millions of yen
Deferred income taxes (current assets)	¥220,662	¥219,333
Deferred income taxes (investments and other assets)	661,500	589,937
Other current liabilities	(5,616)	(4,970)
Deferred income taxes (long-term liabilities)	(233,151)	(196,853)

Total	¥643,395	¥607,447

At March 31, 2015, NTT and certain subsidiaries had operating loss carryforwards for tax purposes of ¥677,456 million, which may be used as a deduction in determining taxable income in future periods. The period available to offset future taxable income varies in each tax jurisdiction as follows:

Year ending March 31, 2015	Millions of yen
Within 5 years	¥101,082
6 to 20 years	456,556
Indefinite periods	119,818

Total	¥677,456

At March 31, 2014 and 2015, the amount of unrecognized deferred tax liabilities for a portion of the undistributed earnings of NTT’s foreign subsidiaries was immaterial.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

2014
Millions of yen
Balance at March 31, 2013	¥4,356
Increase in tax position of current year	1,036
Decrease in tax position of prior year	(814)
Reductions as a result of a lapse of the applicable statute of limitations	(7)
Foreign currency translation adjustments	812

Balance at March 31, 2014	¥5,383

2015
Millions of yen
Balance at March 31, 2014	¥5,383
Increase in tax position of current year	402
Decrease in tax position of prior year	(1,010)
Reductions as a result of a lapse of the applicable statute of limitations	—
Foreign currency translation adjustments	979

Balance at March 31, 2015	¥5,754

The unrecognized tax benefit which would favorably affect the effective income tax rate in future periods was ¥5,383 million and ¥5,754 million at March 31, 2014 and 2015, respectively. NTT does not expect any material changes in its accrued liabilities for unrecognized tax benefits in the next 12 months. NTT Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense (benefit) in the consolidated statements of income. The total amounts of interest and penalties related to unrecognized tax benefits for the fiscal years ended March 31, 2013, 2014 and 2015 were immaterial. As of March 31, 2015, tax inquiries for NTT and its principal subsidiaries for fiscal years ended March 31, 2013 and prior have been completed by the tax authorities.